EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2015
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 11 - EMPLOYEE BENEFITS

The Company maintains a contributory profit sharing plan for its employees.  To be eligible to participate, an employee must have completed one year of service, be credited with 1,000 hours of service during that period, and have attained the age of 18.  Bank contributions to the plan are discretionary and determined by the Board of Directors.  Profit sharing expense was $0 and $5 for the years ended December 31, 2015 and 2014.

The Company offers a deferred compensation plan to its officers and directors.  Participants can defer (i) twenty percent (20%) of such Participant’s Base Salary; (ii) fifty percent (50%) of such Participant’s annual Bonus; (iii) and one hundred percent (100%) of such Participant’s Director’s Fees.  Deferred compensation balances earn a rate equal to two percentage points above the prime rate, as published in The Wall Street Journal.  The Company’s liability for the deferred compensation plan totaled $1,220 and $1,086 at December 31, 2015 and 2014.  Contributions were $80 and $87 for the years ended December 31, 2015 and 2014. Interest earned was $61 and $53 for the years ended December 31, 2015 and 2014. Payouts were $7 and $6 for the years ended December 31, 2015 and 2014. The assets of the plan are subject to claim of the general creditors of the Bank.

The Company sponsors nonqualified unfunded retirement plans for certain directors, which provide annual benefit payments upon their retirement.  The Company’s liability for the plans totaled $308 and $308 at December 31, 2015 and 2014.  Expenses were $0 and $14 for the year ended December 31, 2015 and 2014. There were no payments from this plan in 2015 and 2014.